GOODWILL - Carrying amount (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
GOODWILL
Beginning Balance	$ 142,137	¥ 989,530	¥ 989,530	¥ 1,755,970
Impairment				(766,440)
Ending Balance	$ 142,137	¥ 989,530	¥ 989,530	¥ 989,530